Financial instruments	12 Months Ended
Dec. 31, 2022
Financial instruments [Abstract]
Financial instruments
20.	Financial instruments

Financial instruments risk management objectives and policies

The Group’s principal financial assets include cash and cash equivalents, trade receivables and cash and security deposits that derive directly from its operations or from financing activities. The Group’s principal financial liabilities comprise the drawn down debt under the loan agreement with Pharmakon, lease liabilities, and the majority of trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations.

	2022 Carrying amount	2021 Carrying amount
	£’000	£’000
Financial assets at amortized cost:
Current financial assets
Cash and cash equivalents	332,539	237,886
Trade receivables	27,736	6,047
Prepayments and accrued income	769	—
Non-current financial assets
Long-term security deposits	941	786
Other	137	165
Total financial assets	362,122	244,884
Financial liabilities at amortized cost:
Current financial liabilities
Trade and other payables	74,149	35,436
Lease liabilities	1,555	1,255
Non-current financial liabilities
Non-current accruals	1,479	—
Interest-bearing loans and borrowings	39,500	37,226
Lease liabilities	28,248	25,355
Total financial liabilities	144,931	99,272

The Group is exposed to interest rate, currency, credit and liquidity risks. The Group’s Board oversees the management of these risks supported by a financial risk committee that advises on financial risks and the appropriate financial risk governance framework.  The financial risk committee provides assurance to the Board that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with its policies and risk objectives. The most significant financial risks to which the Group is exposed are set out below.

Liquidity risk

The Group’s exposure to liquidity risk arises from its ongoing operational expenditure required to perform its principal activity. The Group continuously monitors the risk of a shortage of funds by assessing expected cash flows, which are used to generate forecast levels of cash and cash equivalents. The Group also considers its foreign currency receivables and the foreign currency cash levels required in dollars and euros as part of these forecasts in order to ensure it has sufficient resources to settle its payable balances. The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of capital increases or other sources of financing to ensure it continues to have sufficient liquidity.

The following are the contractual maturities of financial liabilities, including estimated interest payments in respect of the interest-bearing loans and borrowings:

At December 31, 2022	Carrying amount		Contractual cash flows		One year or less		1 - 3 years		3 - 5 years		Greater than 5 years
	£	’000	£	’000	£	’000	£	’000	£	’000	£	’000
Financial liabilities
Trade payables and accruals		74,149		74,149		74,149		—		—		—
Interest-bearing loans and borrowings (Note 17)		39,500		61,238		4,084		9,212		32,068		15,874
Non-current accruals		1,479		1,479		—		1,479		—		—
Total financial liabilities		115,128		136,866		78,233		10,691		32,068		15,874

At December 31, 2021	Carrying amount	Contractual cash flows	One year or less
	£’000	£’000	£’000
Financial liabilities
Trade payables	32,393	32,393	32,393
Interest-bearing loans and borrowings (Note 17)	37,226	37,226	—
Total financial liabilities	69,619	69,619	32,393

The maturity of contractual cashflows for the majority of financial liabilities is one year or less except for interest-bearing loans and borrowings which have been calculated in accordance with the Group’s loans and borrowings accounting policy which states that all such balances are classified as financial liabilities and are initially recorded at the amount of proceeds received, net of transaction costs. Loans and borrowings are subsequently measured at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognized as an expense to the profit and loss account over the period of the relevant loan and borrowings. Interest payable or accrued at the end of each reporting period on these loans is included within Trade and other payables in the Consolidated statement of financial position.

The contractual cash flows represent amounts contractually due to Pharmakon in accordance with the agreement. The contractual amounts for the initial tranche of $50 million drawn down under the agreement are interest-only payments through to November 2026 followed by equal quarterly payments of principal and interest through to the maturity date in November 2028.  Contractual maturities for the Group’s lease liabilities are presented under “Commitments and contingencies” in Note 22.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities, including trade receivables and deposits with banks and financial institutions. The Group has assessed the expected credit loss by considering a number of factors including the credit quality of the Group’s counter-parties and the short-term nature of the receivables. The majority of the Group’s receivables are with healthcare distributors and healthcare providers, including government hospitals. These receivables arise primarily in the United States, Germany and France, and the Group considers the location of the counterparty in conjunction with the type of counterparty in assessing the level of credit risk involved. Appropriate due diligence is performed on these organizations before agreements are entered into, and the Group implements and monitors appropriate credit limits for each customer. Of the Group’s Trade receivables of £27,736,000, £4,194,000 were past due at December 31, 2022. The Group has subsequently received the majority of these amounts for the past due receivables. Trade receivables are assessed for impairment using the simplified approach under IFRS 9, Financial Instruments, which requires lifetime expected losses to be recognized with the initial recognition of the receivable. As at December 31, 2022, the amount of expected credit losses recognized in the Consolidated statement of financial position is not material.

The Group held cash and cash equivalents of £332,539,000 at December 31, 2022 (2021: £237,886,000) which are held with multiple highly rated banks. The Group monitors the credit rating of those banks.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in this Note 20.

The Group determines whether receivable balances should be written off on an individual basis. Balances are written off when there is no reasonable expectation of recovery. Write-offs were immaterial in the years ended December 31, 2022, 2021 and 2020.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk.

Interest rate risk

The Group’s exposure to changes in interest rates relates to investments in deposits and to changes in the interest for overnight deposits. Changes in the general level of interest rates may lead to an increase or decrease in the fair value of these investments. As a result of entering into the Loan Agreement with Oxford Finance, the Group was previously exposed to interest rate risk as a variable rate of interest was applied within a defined cap and collar over the term of the debt. The Group repaid this loan to Oxford Finance and entered into a loan with Pharmakon in November 2022. The first tranche of this loan drawn down in the year ended December 31, 2022 is subject to a fixed rate of interest and the Group is no longer exposed to these variable interest rate movements on its loan borrowings.

Financial assets subject to variable interest rates are as follows:

	2022 Carrying amount	2021 Carrying amount
	£’000	£’000
Cash and cash equivalents	332,539	237,886
	332,539	237,886

An increase in Bank of England base rates by 0.5 percentage points would increase the net annual interest income as of December 31, 2022 by £1,663,000 (2021: £1,189,000). A decrease in Bank of England base rates by 0.5 percentage points would reduce the net annual interest income to all the deposit accounts as of December 31, 2022 by £1,663,000 (2021: £1,189,000).

Financial liabilities subject to variable interest rates are as follows:

	2022 Carrying amount	2021 Carrying amount
	£’000	£’000
Interest-bearing loans and borrowings	—	37,226
	—	37,226

The Group’s loan drawn down under the Pharmakon Agreement bears a fixed rate of interest and there were no interest-bearing loans and borrowings as at December 31, 2022 bearing a variable rate of interest.

Interest-bearing loans and borrowings as at 31 December, 2021 represented borrowings under the Oxford Finance agreement, which bore interest at an annual rate equal to LIBOR plus 8.85% with a minimum rate of 9.01% and a maximum rate of 12.01%.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the fluctuations in the value of foreign currency cash and cash equivalents held by the Group’s main operating subsidiary in the U.K., the Group’s operating activities in the United States, and outsourced supplier agreements denominated in currencies other than pound sterling. The Group minimizes foreign currency risk by maintaining cash and cash equivalents of each currency at levels sufficient to meet foreseeable expenditure to the extent practical.

Financial assets and liabilities in foreign currencies are as follows:

	2022 Carrying amount	2021 Carrying amount
	£’000	£’000
Financial assets at amortized cost:
Cash and cash equivalents	229,981	134,935
Trade and other receivables	27,736	3,628
	257,717	138,563
Financial liabilities at amortized cost:
Trade payables	7,099	15,589
Accruals	50,058	16,174
Interest-bearing loans and borrowings (Note 17)	39,500	37,226
	96,657	68,989

A five percentage point increase in exchange rates would reduce the carrying value of net financial assets and liabilities held in foreign currencies at December 31, 2022 by £6,735,000 (2021: £2,598,000 decrease). A five percentage point decrease in exchange rates would increase the carrying value of net financial assets and liabilities held in foreign currencies at December 31, 2022 by £6,735,000 (2021: £2,598,000 increase).

Disclosure of financial assets and liabilities
Fair value of financial assets and liabilities
Cash and cash equivalents, trade receivables, trade and other payables and other short-term assets and liabilities

The majority of the Group’s financial assets and liabilities outlined at the start of this Financial instruments note are short-term items for which the nominal value is deemed to reflect fair value.

Non-current financial assets and liabilities
The Group has presented the carrying amount and estimated fair value of its non-current financial assets and liabilities in the table below.

	2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value
	£’000	£’000	£’000	£’000
Financial assets at amortized cost:
Non-current financial assets and other receivables	1,078	1,078	951	951
Total financial assets at amortized cost	1,078	1,078	951	951

	2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value
	£’000	£’000	£’000	£’000
Financial liabilities at amortized cost
Non-current accruals	1,479	1,479	—	—
Interest-bearing loans and borrowings (Note 17)	39,500	39,322	37,226	37,226
Total financial liabilities	40,979	40,801	37,226	37,226

Interest bearing loans and borrowings

On November 8, 2022, the Group entered into the Pharmakon Loan Agreement, providing for term loans to the Group in an aggregate principal amount of up to $100 million to be funded in two tranches. The first tranche, in the amount of $50 million, bears interest at a fixed rate of 9.75% and will mature in November 2028. The Group used the proceeds from the first tranche, together with cash on hand, to repay in full the Group’s existing $50 million loan from Oxford Finance and thereafter no further amounts may be borrowed pursuant to the loan agreement with Oxford Finance. The second tranche, consisting of one or two term loan(s) in an aggregate principal amount of up to $50 million (with a minimum draw of $25 million), is available until June 30, 2024, and may be advanced at the Group’s election and, if and when drawn, is intended to be used to support the continued development and commercialization of the Company’s pipeline and for other general purposes.

The Group originally entered into a loan and security agreement, or the Oxford Finance Agreement, in November, 2020, for the provision of up to $100 million debt financing to fund the Group’s working capital and other general corporate needs. The loan was subject to funding in three tranches, of which the first tranche of $50 million was received on signing the Loan Agreement. Borrowings under the Oxford Finance Agreement bore interest at an annual rate equal to LIBOR plus 8.85%, with a minimum rate of 9.01% and a maximum rate of 12.01% and were repayable in monthly interest-only payments.

Other non-current financial assets

Included within other non-current financial assets are long-term deposits representing lease security deposits for buildings, with a balance at December 31, 2022 of £941,000 (2021: £786,000) and £137,000 for a legal settlement.

Changes in liabilities arising from financing activities

Movements relating to finance costs are set out in Note 8 and the changes in cash flows from financing activities related to the Group’s liabilities are outlined in the Consolidated Statement of Cash Flows.
The Group’s non-current loans increased by £2,274,000 to £39,500,000 in the year ended December 31, 2022, primarily due to foreign exchange differences. The Group recorded foreign currency losses on its loans with Oxford Finance and under the Pharmakon Loan Agreement totalling £4,387,000 in the year ended December 31, 2022. There were also repayment fees on the Group’s loan with Oxford Finance and attributable fees in arranging a new facility with Pharmakon, which totalled £3,280,000, and there was a loss of £1,393,000 arising on derecognition of the loan with Oxford Finance.

The potential impact of foreign exchange rates on our financial liabilities is illustrated further above in this note under ‘Foreign Currency Risk’.
There was no material change in 2021 on year in the loan liability of £37,226,000 and £36,654,000 as at December 31, 2021, and 2020 respectively.
Lease liabilities increased by £3,193,000 in the year ended December 31, 2022 primarily as a result of lease additions of £2,575,000, lease remeasurements of £1,710,000 and interest costs of £1,796,000 (Note 8 and Note 12), which were offset by lease payments of £3,208,000 as set out in Cash flows from financing activities in the Consolidated statements of cash flows. There were no material changes in leases liabilities in the year ended December 31, 2021 other than interest costs and continued payments for the use of buildings under the relevant agreements.